Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 20,562	$ 7,081
Amounts used during the year	(13,358)	(3,913)
Amounts provided during the year	24,550	17,800
Foreign exchange	(221)	(406)
Closing provision	$ 31,533	$ 20,562